SHARE-BASED COMPENSATION - Summary of SAR activity (Details) - Share appreciation rights - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period (in shares)	2,687	2,934
Grants (in shares)	1,460	1,850
Exercises (in shares)	(792)	(10)
Forfeited (in shares)	(690)	(678)
Expired (in shares)	0	(1,409)
Number of units, end of period (in shares)	2,665	2,687